Note 11 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2022	May 31, 2022	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 409			$ 409	$ 409
Trade and payables included in exploration and evaluation assets	695			695	$ 518
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable						100.00%
Option payments to earn right, title and interest to property during option period	$ 200		$ 150
Option payments commitment during earn-in option agreement period				$ 1,350
Earn in option agreement period (Year)				7 years
Optional exploration expenditure commitment during earn-in option agreement period				$ 30,000
Exploration expenditures				$ 19,358
Net Smelter Returns Royalty Percentage				2.00%
Larder Project in Ontario [Member]
Statement Line Items [Line Items]
Percentage of interest acquirable	100.00%			100.00%
Spend after acquisition costs				$ 2,488
Drilling costs				1,232
Black Hills of South Dakota [member]
Statement Line Items [Line Items]
Percentage of interest acquirable							100.00%
Option payments to earn right, title and interest to property during option period		$ 150
Net write-downs (reversals of write-downs) of property, plant and equipment				$ 10,471